UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: December 31, 2012

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Institutional Capital LLC
Address:     225 West Wacker Drive, Suite 2400
             Chicago, Illinois 60606

Form 13F File Number: 28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Brian E. Franc
Title:       Executive Vice President and Chief Compliance Officer
Phone:       312 424 9100



      Signature                         Place                 Date of Signing

/S/ BRIAN E. FRANC                 Chicago, Illinois          February , 2013


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                         Name
---------------                         ---------------------
028-01190                               Frank Russell Company

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:          $17,918,281
                                                  (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional Investment managers with respect to which this report is filed, other than the manager filing this report

13F File Number                         Name
---------------                         --------------------------------
1.                                      Nuveen Investment Advisors, Inc.

                                    TITLE             VALUE    SHARE/
                                    OF                (USD)    PRN        SHARE/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                      CLASS  CUSIP      (X 1000) AMOUNT     PRN     CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE

ACE Ltd                             COM     H0023R105   156187    1957239  SH              Sole               1852294         104945
ACE Ltd                             COM     H0023R105      487       6102  SH         Shared-Defined  1             0           6102
Adobe Systems Inc                   COM     00724F101   322560    8560508  SH              Sole               8184758         375750
Adobe Systems Inc                   COM     00724F101      385      10206  SH         Shared-Defined  1             0          10206
BB&T Corp                           COM     054937107   308203   10587534  SH              Sole              10117868         469666
BB&T Corp                           COM     054937107      410      14074  SH         Shared-Defined  1             0          14074
BCE Inc                             COM     05534B760   238778    5560738  SH              Sole               5234337         326401
BCE Inc                             COM     05534B760      467      10876  SH         Shared-Defined  1             0          10876
Barrick Gold Corp                   COM     067901108   445222   12717015  SH              Sole              11992415         724600
Barrick Gold Corp                   COM     067901108      442      12623  SH         Shared-Defined  1             0          12623
Baxter International Inc            COM     071813109   529845    7948459  SH              Sole               7615209         333250
Baxter International Inc            COM     071813109      517       7760  SH         Shared-Defined  1             0           7760
BlackRock Inc                       COM     09247X101   340585    1647647  SH              Sole               1575559          72088
BlackRock Inc                       COM     09247X101      375       1814  SH         Shared-Defined  1             0           1814
Canadian Imperial Bank of Comm      COM     136069101    21055     261200  SH              Sole                195000          66200
Capital One Financial Corp          COM     14040H105   540993    9338731  SH              Sole               8925081         413650
Capital One Financial Corp          COM     14040H105      682      11768  SH         Shared-Defined  1             0          11768
Cisco Systems Inc                   COM     17275R102   711807   36224261  SH              Sole              34737761        1486500
Cisco Systems Inc                   COM     17275R102      760      38683  SH         Shared-Defined  1             0          38683
Citigroup Inc                       COM     172967424   741060   18732543  SH              Sole              17904093         828450
Citigroup Inc                       COM     172967424      860      21746  SH         Shared-Defined  1             0          21746
Coca Cola Co                        COM     191216100    74637    2058960  SH              Sole               1996244          62716
Coca Cola Co                        COM     191216100      173       4760  SH         Shared-Defined  1             0           4760
Covidien PLC                        COM     G2554F113   444662    7701110  SH              Sole               7356614         344496
Covidien PLC                        COM     G2554F113      461       7986  SH         Shared-Defined  1             0           7986
Cummins Inc                         COM     231021106   345731    3190867  SH              Sole               3049817         141050
Cummins Inc                         COM     231021106      424       3917  SH         Shared-Defined  1             0           3917
Encana Corp                         COM     292505104   320628   16226135  SH              Sole              15259585         966550
Encana Corp                         COM     292505104      282      14252  SH         Shared-Defined  1             0          14252
Exxon Mobil Corp                    COM     30231G102   646769    7472779  SH              Sole               7142579         330200
Exxon Mobil Corp                    COM     30231G102      820       9471  SH         Shared-Defined  1             0           9471
Ford Motor Co                       COM     345370860    61964    4784900  SH              Sole               4523750         261150
Ford Motor Co                       COM     345370860      252      19484  SH         Shared-Defined  1             0          19484
General Electric Co                 COM     369604103   717648   34190017  SH              Sole              32826167        1363850
General Electric Co                 COM     369604103      721      34362  SH         Shared-Defined  1             0          34362
Gilead Sciences Inc                 COM     375558103    50530     687950  SH              Sole                650250          37700
Gilead Sciences Inc                 COM     375558103      209       2852  SH         Shared-Defined  1             0           2852
Halliburton Co                      COM     406216101   372332   10733148  SH              Sole              10250398         482750
Halliburton Co                      COM     406216101      485      13992  SH         Shared-Defined  1             0          13992
Honeywell International Inc         COM     438516106   748471   11792524  SH              Sole              11346490         446034
Honeywell International Inc         COM     438516106      869      13687  SH         Shared-Defined  1             0          13687
IShares Tr Russle 1000 Value        COM     464287598     1965      26981  SH              Sole                 26981              0
JPMorgan Chase & Co                 COM     46625H100   611512   13907478  SH              Sole              13295385         612093
JPMorgan Chase & Co                 COM     46625H100      749      17025  SH         Shared-Defined  1             0          17025
Johnson & Johnson                   COM     478160104   817896   11667553  SH              Sole              11207253         460300
Johnson & Johnson                   COM     478160104      830      11838  SH         Shared-Defined  1             0          11838
Johnson Controls Inc                COM     478366107   576858   18790321  SH              Sole              17979437         810884
Johnson Controls Inc                COM     478366107      569      18546  SH         Shared-Defined  1             0          18546
Lowe's Cos Inc                      COM     548661107    37486    1055350  SH              Sole                997700          57650
Lowe's Cos Inc                      COM     548661107      155       4366  SH         Shared-Defined  1             0           4366
Marathon Oil Corp                   COM     565849106   382112   12462879  SH              Sole              11928079         534800
Marathon Oil Corp                   COM     565849106      428      13966  SH         Shared-Defined  1             0          13966
McDonald's Corp                     COM     580135101   150588    1707147  SH              Sole               1630097          77050
McDonald's Corp                     COM     580135101      376       4264  SH         Shared-Defined  1             0           4264
McKesson Corp                       COM     58155Q103   338712    3493317  SH              Sole               3343267         150050
McKesson Corp                       COM     58155Q103      395       4077  SH         Shared-Defined  1             0           4077
MetLife Inc                         COM     59156R108    45900    1393432  SH              Sole               1317138          76294
MetLife Inc                         COM     59156R108      192       5830  SH         Shared-Defined  1             0           5830
Microsoft Corp                      COM     594918104   280699   10501384  SH              Sole              10040495         460889
Microsoft Corp                      COM     594918104      287      10744  SH         Shared-Defined  1             0          10744
Monsanto Co                         COM     61166W101   521189    5506478  SH              Sole               5262802         243676
Monsanto Co                         COM     61166W101      646       6826  SH         Shared-Defined  1             0           6826
National Oilwell Varco Inc          COM     637071101    60121     879600  SH              Sole                831650          47950
National Oilwell Varco Inc          COM     637071101      249       3646  SH         Shared-Defined  1             0           3646
Novartis AG - Sponsored ADR         COM     66987V109   470988    7440569  SH              Sole               7126169         314400
Novartis AG - Sponsored ADR         COM     66987V109      634      10017  SH         Shared-Defined  1             0          10017
Occidental Petroleum Corp           COM     674599105    76227     995004  SH              Sole                940401          54603
Occidental Petroleum Corp           COM     674599105      328       4276  SH         Shared-Defined  1             0           4276
Owens-Illinois Inc                  COM     690768403    61044    2869959  SH              Sole               2712315         157644
Owens-Illinois Inc                  COM     690768403      252      11833  SH         Shared-Defined  1             0          11833
Pfizer Inc                          COM     717081103  1072620   42767938  SH              Sole              41069368        1698570
Pfizer Inc                          COM     717081103     1002      39945  SH         Shared-Defined  1             0          39945
SPDR Tr Unit Ser 1                  COM     78462F103        1          7  SH              Sole                     7              0
Southwestern Energy Co              COM     845467109   301935    9037253  SH              Sole               8630853         406400
Southwestern Energy Co              COM     845467109      354      10610  SH         Shared-Defined  1             0          10610
Stanley Black & Decker Inc          COM     854502101    98184    1327350  SH              Sole               1255000          72350
Stanley Black & Decker Inc          COM     854502101      406       5492  SH         Shared-Defined  1             0           5492
Teva Pharmaceutical Industries      COM     881624209    48865    1308650  SH              Sole               1034550         274100
Texas Instruments Inc               COM     882508104   823084   26603066  SH              Sole              25486599        1116467
Texas Instruments Inc               COM     882508104      899      29112  SH         Shared-Defined  1             0          29112
The Mosaic Co                       COM     61945C103     7560     133491  SH              Sole                126741           6750
The Mosaic Co                       COM     61945C103       23        403  SH         Shared-Defined  1             0            403
Time Warner Inc                     COM     887317303  1054783   22052754  SH              Sole              21090520         962234
Time Warner Inc                     COM     887317303     1094      22868  SH         Shared-Defined  1             0          22868
UnitedHealth Group Inc              COM     91324P102   153450    2829105  SH              Sole               2674205         154900
UnitedHealth Group Inc              COM     91324P102      463       8536  SH         Shared-Defined  1             0           8536
Viacom Inc Class B                  COM     92553P201   644120   12213114  SH              Sole              11677026         536088
Viacom Inc Class B                  COM     92553P201      739      14004  SH         Shared-Defined  1             0          14004
Vodafone Group PLC - Sponsored      COM     92857W209   732081   29062364  SH              Sole              27188979        1873385
Vodafone Group PLC - Sponsored      COM     92857W209      795      31570  SH         Shared-Defined  1             0          31570
Wells Fargo & Co                    COM     949746101   386248   11300405  SH              Sole              10810091         490314
Wells Fargo & Co                    COM     949746101      440      12869  SH         Shared-Defined  1             0          12869
REPORT SUMMARY      92           DATA RECORDS          17918281        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED